Contents



Letter from the President.................................................1


Cumulative Performance....................................................2


Management Discussion of Fund Performance.................................3


Statement of Net Assets ..................................................4


Statement of Operations ................................ .................6


Statement of Changes in Net Assets .......................................7


Financial Highlights......................................................8


Notes to Financial Statements ............................................9

November 5, 1997

To My Fellow Shareholders:

Our Fund's net investment return for its second full year of operations, ending September 30, 1997, is 22.7% The cumulative total return from inception (10/2/95 to 9/30/97) is 41.9% vs. 37.6% for the Lipper Balanced Fund Index.

The global equity markets recent volatility is a reminder of the common sense basis for having at least a portion of one's investments balanced by a long-term portfolio of "blue chip' equities combined with U.S. Treasury fixed income securities and money market instruments.

With Bullish Regards,


Michael F. Holland
President & Founder

Graph

Management Discussion of
Fund Performance


September 30, 1997

Since inception (October 2, 1995 through September 30, 1997), the Fund outperformed the Lipper Balanced Fund Index by 4.3% (41.9% vs. 37.6%). During fiscal 1997, the Fund's returns were 1.9% less than the Lipper Balanced Fund Index. The Fund's performance is attributable to many factors including its long-term investment strategy of holding 60% of its assets in "blue chip" equities, 30% in
U.S. Treasury fixed income securities and 10% in money market instruments. The Fund's "blue chip" equity holdings are generally common stocks of companies with large market capitalizations that are leaders in their respective industries. During fiscal 1997 the Fund's "blue chip" equities produced slightly lower returns than the broader group of equity holdings of certain funds included in the Lipper Balanced Fund Index in contrast to fiscal 1996 in which the Fund's "blue chip" equities produced higher returns than the equity holdings of certain funds included in the Lipper Balance Fund Index. The Fund has outperformed the Lipper Balanced Fund Index for the period from its inception through September 30, 1997 largely due to the performance of the Fund's selected "blue chip" equities during such period.

We made no significant changes in the Fund's holdings during the year, reflecting our long-term approach to the Fund's investments and our continued belief that the Fund's current holdings will deliver acceptable future returns despite market volatility. The Fund's investments are selected based on potential returns for the long-term rather than on a short-term basis.

Holland Balanced Fund - Statement of Net Assets


September 30,1997


------------------------------------------------------------------------------

                                                                        Shares                Value +
-------------------------------------------------------------------------------




Common Stocks-56.4%

Autos-7.2%
Chrysler Corp.                                                              26,400                 $971,850

General Motors Corp.                                                        14,400                  963,900
                                                                                        --------------------
Total                                                                                             1,935,750
                                                                                        --------------------

Banks-3.1%
J.P. Morgan & Company, Inc.                                                  7,400                  840,825
                                                                                        --------------------

Chemicals-2.9%
DuPont (E.I.) de Nemours & Company                                          12,800                  788,000
                                                                                        --------------------

Computers-3.1%
International Business Machines Corp.                                        7,900                  836,906
                                                                                        --------------------

Electronics-10.1%
Hewlett-Packard Co.                                                         13,300                  925,180
Intel Corp.                                                                 10,800                  996,975
Motorola, Inc.                                                              10,900                  783,438
                                                                                        --------------------
Total                                                                                             2,705,593
                                                                                        --------------------

Insurance-3.7%
Chubb Corp.                                                                 13,800                  980,663
                                                                                        --------------------


Oil/Gas-9.9%
Chevron Corp.                                                               10,400                  865,150

Exxon Corp.                                                                 14,300                  916,093

Texaco, Inc.                                                                14,000                  860,125
                                                                                        --------------------
                                                                                                  2,641,368
Total                                                                                   --------------------



Paper-3.7%
International Paper Co.                                                     17,800                  980,113
                                                                                        --------------------
Pharmaceuticals-3.4%
Merck & Company, Inc.                                                        9,000                  899,438
                                                                                        --------------------

Producer Goods-6.3%
General Electric Co.                                                        12,700                  864,394

 Minnesota Mining & Manufacturing Co.                                        9,000                  832,500
                                                                                        --------------------
  Total
                                                                                                  1,696,894
                                                                                       --------------------
Retail-3.0%
Sears, Roebuck and Company                                                  14,000                  797,125
                                                                                       --------------------


Total Common Stocks (Cost-$11,746,072)                                                           15,102,675
                                                                                       --------------------







U.S. Government Securities-35.3%
U.S. Treasury Note, 5.625% due 10/31/97                            $       300,000                 $300,094

U.S. Treasury Note, 5.000% due 1/31/98                                     250,000                  249,688

U.S. Treasury Note, 5.500% due 11/15/98                                    500,000                  498,750

U.S. Treasury Note, 6.000% due 8/15/99                                     500,000                  501,406

U.S. Treasury Note, 5.625% due 11/30/00                                  1,000,000                  991,562

U.S. Treasury Note, 5.625% due 2/28/01                                   1,000,000                  990,625

U.S. Treasury Note, 6.375% due 8/15/02                                   1,000,000                1,015,312

U.S. Treasury Note, 5.875% due 2/15/04                                   3,500,000                3,463,904

U.S. Treasury Bond, 6.250% due 8/15/23                                   1,500,000                1,456,875
                                                                                        --------------------
                                                                                                  9,468,216
Total U.S. Government Securities (Cost-$9,390,647)                                      --------------------



Repurchase Agreements-7.3%
Investors Bank & Trust Co. Repurchase Agreement,
     5.620% due 10/1/97 in the amount of $1,949,732; Issued
9/30/97
     (Collaterized by $2,013,196, FNMA ARM, 5.840% due 2/25/22
with       a market value of $2,046,899)
     (Cost-$1,949,427)                                                   1,949,427                1,949,427
                                                                                             --------------------
                                                                                                 26,520,318
Total Investments - 99.0% (Cost $23,086,146)                                                 --------------------



Other Assets and Liabilities-1.0%
Other assets
                                                                                                    311,546
Accrued expenses and other liabilities
                                                                                                   (44,008)
                                                                                        --------------------
Other assets and liabilities, net                                                                   267,538
                                                                                        --------------------


Net Assets-100.0%
Applicable to 1,955,018 outstanding $0.01 par value
shares (authorized 1,000,000,000)                                                               $26,787,856
                                                                                        ====================


Net asset value per share, offering price and redemption price                                  $     13.70
                                                                                        ====================


Components of Net Assets as of September 30, 1997
Capital stock at par value ($0.01)                                                                  $19,550
Capital stock in excess of par value                                                             23,257,568

Undistributed net investment income                                                                 189,295

Net accumulated realized loss on investments                                                      (112,729)

Net unrealized appreciation on investments                                                        3,434,172
                                                                                        --------------------

Net Assets                                                                                      $26,787,856
                                                                                        ====================


See Notes to the Financial Statements
+  See Note 2 to Financial Statements
ARM     Adjustable Rate Mortgage
FNMA   Federal National Mortgage Association


Holland Series Fund, Inc.



Holland Balanced Fund - Statement of Operations


Year Ended September 30, 1997








Investment Income
Interest                                                                                 $403,533

Dividends                                                                                 197,744
                                                                             ---------------------

         Total investment income                                                          601,277
                                                                             ---------------------

Expenses
Investment advisory fees  (Note 2)                                                        118,211
Administration fees                                                                        50,000
Custodian fees                                                                             11,935
Shareholder account maintenance                                                            49,221
Audit fees                                                                                 20,000
Legal fees                                                                                 24,482
Shareholder reports                                                                        31,750
Insurance expense                                                                          10,274
Amortization of organizational costs                                                       33,453
Registration fees                                                                          21,712
Directors fees                                                                             15,842
Miscellaneous fees and expenses                                                            14,471
                                                                             ---------------------

         Total operating expenses                                                         401,351

         Waiver of investment advisory fees and reimbursement
         of other expenses  (Note 2)                                                    (164,839)
                                                                             ---------------------

         Net expenses                                                                     236,512
                                                                             ---------------------

Net investment income                                                                     364,765
                                                                             ---------------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments                                                        (112,729)
Net change in unrealized appreciation on investments                                    2,896,694
                                                                             ---------------------

         Net realized and unrealized gain on investments                                2,783,965
                                                                             ---------------------

         Net increase in net assets resulting from operations                          $3,148,730
                                                                             =====================


See Notes to Financial Statements


Holland Series Fund, Inc.



Holland Balanced Fund - Statement of Changes in Net Assets




                                                                                     Year Ended           Period from 10/2/95 *
                                                                                       9/30/97                to 9/30/96









Net Increase in Net Assets Resulting from Operations
Net investment income                                                                      $   364,765                 $  120,561
Net realized gain (loss) on investments                                                       (112,729)                       444
Net change in unrealized appreciation on investments                                          2,896,694                   537,478
                                                                               -------------------------  ------------------------
Net increase in net assets resulting from operations                                          3,148,730                   658,483
                                                                               -------------------------  ------------------------

Distributions to Shareholders From
Net investment income                                                                           258,314                    77,953
Net realized gain on investments                                                                    447                         -
                                                                               -------------------------  ------------------------
Total distributions                                                                             258,761                    77,953
                                                                               -------------------------  ------------------------

Capital Share Transactions, Net (Note 6)                                                     16,292,039                 6,925,318
                                                                               -------------------------  ------------------------
Total increase in net assets                                                                 19,182,008                 7,505,848

Net Assets

        Beginning of period                                                                   7,605,848                   100,000
                                                                              -------------------------  ------------------------
        End of period                                                                     $  26,787,856              $  7,605,848

                                                                               =========================  ========================

Undistributed net investment income, end of period                                        $     189,295              $     42,608
                                                                               =========================  ========================


See Notes to the Financial Statements
*  Commencement of Investment Operations


Holland Series Fund, Inc.


Holland Balanced Fund - Financial Highlights





For a share outstanding                                                    Year Ended             Period from 10/2/95 *
throughout the period                                                        9/30/97                   to 9/30/96








Per Share Data
Net asset value, beginning of period                                            $11.39                      $10.00
                                                                -----------------------     -----------------------

Increases From Investment Operations
Net investment income                                                             0.26                        0.23

Net realized and unrealized gain on investments                                   2.30                        1.33
                                                                -----------------------     -----------------------

        Total from investment operations                                          2.56                        1.56
                                                                -----------------------     -----------------------

Less Distributions From:
Net investment income                                                           (0.25)                     (0.17 )

Net realized gain on investments                                                (0.00) #                         -
                                                                -----------------------     -----------------------

Total distributions                                                             (0.25)                      (0.17)
                                                                -----------------------     -----------------------

Net asset value, end of period                                                  $13.70                      $11.39
                                                                =======================     =======================

Total Return (c)                                                                22.71%                      15.65% (a)

Ratios/Supplemental Data
Net assets, end of period (000's)                                              $26,788                      $7,606

Ratio of expenses to average net assets                                          1.50%                       1.50% (b)

Ratio of expenses to average net assets before fee waivers
        and reimbursement of other expenses                                      2.55%                       4.81% (b)

Ratio of net investment income to average net assets                             2.31%                       2.36% (b)

Portfolio turnover                                                               5.07%                       5.04%

Average commission rate per share (d)                                            $0.05                       $0.06


See Notes to Financial Statements
  (a)   Not annualized
  (b)   Annualized
  (c)   Total return would have been lower had certain expenses not been waived or reimbursed.
  (d)   Computed by dividing the total amount of brokerage commissions paid on equity securities by the total number of shares of equity securities purchased and sold during the period.
   #    Rounds to less than $0.01

*    Commencement of Investment Operations

Holland Series Fund, Inc.


Holland Balanced Fund
Notes to financial statements

September 30, 1997



1. Organization

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund"). The costs incurred by the Company in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period beginning with commencement of its operations. The unamortized balance of organizational expenses at September 30, 1997 was $101,058.

Investment Objective

The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities

Securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax

There is no provision for Federal income or excise tax since the Fund intends to continue to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income.

Valuation

Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses

Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the period ended September 30, 1997, the Investment Adviser voluntarily waived $118,211 of advisory fees and reimbursed the Fund $46,628 of other expenses.

Dividends to Shareholders

It is the policy of the Fund to declare dividends according to the following schedule:

                   ---------------------------------- ----------------------
                     Dividends from Net Investment        Capital Gain
                                Income                    Distributions
                   ---------------------------------- ----------------------
                               Quarterly                    Annually
                   April, July, October and December        December

Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the distributable amount of net investment income per share. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which may reverse in a subsequent period.

3. Investment Advisory Agreement and Administration Agreement

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Currently, the Investment Adviser is waiving all of its fee. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the limited liability company.

Pursuant   to  its   Administration   Agreement,   AMT  Capital
Services,  Inc.  (the "Administrator"),   three  employees  of
which serve as officers of the Company, earns a fee for providing fund administration services to the Company. The Company pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator will be paid a minimum fee of $50,000 for services provided to the Company.

4. Investment Transactions

Purchase   cost  and   proceeds   from  sales  of   investment
securities, other than short-term investments, for year the ended September 30, 1997 were as follows:



----------------------- ---------------------- ---------------------- ---------------------
      Purchases               Purchases                Sales                 Sales
   U.S. Government        Other Securities        U.S. Government       Other Securities
----------------------- ---------------------- ---------------------- ---------------------
   $8,332,816                $9,189,683              $ -                   $660,050


The components of net unrealized appreciation (depreciation) of investments based on Federal tax cost at September 30, 1997 for the Fund were as follows:

---------------------- ---------------------- --------------------- ----------------------
                                                                     Cost for Federal
Appreciation           Depreciation            Net Appreciation         Tax Purposes
---------------------- ---------------------- --------------------- ----------------------
$   3,445,462          $    (11,290)           $   3,434,172           $23,086,146


5. Repurchase Agreements

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date.

The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. Capital Share Transactions

As of September 30, 1997, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

 ----------------------------------------- -----------------------------------
        Year Ended 9/30/97                 Period from 10/2/95* to 9/30/96
 ----------------------------------------- -----------------------------------

                                     Shares               Amount                Shares               Amount
                                    -------------------- -------------------- --------------------- --------------------

 Shares Sold                         1,366,431             $17,319,459          680,814             $7,181,990
 Shares Reinvested                      20,140                 252,436            7,038                 76,167
                                    -------------------- -------------------- --------------------- --------------------
                                     1,386,571              17,571,895          687,852              7,258,157
 Shares Redeemed                      (99,083)             (1,279,856)         (30,322)              (332,839)
                                    -------------------- -------------------- --------------------- --------------------

 Net Increase                        1,287,488             $16,292,039          657,530             $6,925,318
                                    ==================== ==================== ===================== ====================


* Commencement of Investment Operations

7. Federal Income Tax Status

Capital losses incurred after October 31, 1996 for the Fund are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer post October losses of $112,729 for the year ended September 30, 1997.

At September 30, 1997 the Fund had permanent book/tax differences attributable to non-deductible expenses. To reflect this book/tax difference for the year ended September 30, 1997, undistributed net investment income, net accumulated realized loss on investments, and paid in capital were reclassified. Net assets of the Fund were not affected by this change.

To the Board of Directors
and Shareholders of the
Holland Balanced Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material aspects, the financial position of the Holland Balanced Fund (the "Fund") at September 30, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period October 2, 1995 (commencement of operations) through September 30, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
New York, New York
November 4, 1996


BOARD OF DIRECTORS                                                              ADVISER
Michael F. Holland  *                                                           Holland & Company L.L.C.
Director and President                                                          375 Park Avenue
Chairman,                                                                       New York, NY  10152
Holland & Company L.L.C.                                                        phone       (212) 486-2002
                                                                                fax         (212) 486-0744

Sheldon S. Gordon  *
Director                                                                        FUND ADMINISTRATOR
Chairman,                                                                       AND DISTRIBUTOR
Union Bancaire Privee International, Inc.                                       AMT Capital Services, Inc.
                                                                                600 Fifth Avenue, 26th Floor
                                                                                New York, NY  10020
Herbert S. Winokur, Jr.                                                         phone       (800) 304-6552
Director
Managing General Partner,                                                       CUSTODIAN AND
Capricorn Investors, L.P.                                                       FUND ACCOUNTING AGENT
                                                                                Investors Bank & Trust Company
                                                                                P.O. Box 1537
Desmond G. FitzGerald                                                           Boston, MA  02205
Director
Chairman,
North American Properties Group                                                 TRANSFER AGENT AND
                                                                                DIVIDEND DISBURSING AGENT
                                                                                Unified Advisers, Inc.
Jeff C. Tarr                                                                    429 N. Pennsylvania Street
Director                                                                        Indianapolis, IN  46204
Chairman,                                                                       phone       (800) 249-0763
Junction Advisors
                                                                                LEGAL COUNSEL
                                                                                Simpson Thacher & Bartlett
                                                                                425 Lexington Avenue
                                                                                New York, NY  10017

*  interested person as defined in the Investment
    Company Act of 1940                                                         INDEPENDENT ACCOUNTANTS
                                                                                Price Waterhouse LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY  10036
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